Subsequent Events	3 Months Ended
Mar. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

NOTE 9 - SUBSEQUENT EVENTS:

The Company has evaluated subsequent events through May 15, 2018.

In April 2018, UPI entered into a new lease agreement for an office in Los Angeles, CA.  The lease commencement date is estimated to be in the third quarter of 2018 and terminate in 2023. The total contractual obligation for the duration of the lease is approximately $1,400.